Cash and Cash Equivalents and Financial Investments - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents and financial investments details narrative [abstract]
Cash, cash equivalents, and financial investments	R$ 8,672,160	R$ 5,712,097